Discontinued Operations (Consolidated Statements Of Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss from discontinued operations, net of income taxes	$ (7)	$ (7,513)	$ (2,411)
Century Skyway Limited
Operating expenses	(7)	(8,005)	(2,740)
Loss before provision for income taxes	(7)	(8,005)	(2,740)
Income tax credit		492	329
Loss from discontinued operations, net of income taxes	$ (7)	$ (7,513)	$ (2,411)